PARNASSUS GROWTH EQUITY FUND

Portfolio of Investments as of March 31, 2024 (unaudited)

Equities	Shares	Market Value ($)

Biotechnology (1.5%)
Natera Inc. [q]	7,076	647,171

Capital Markets (3.8%)
Ares Management Corp., Class A	6,442	856,657
S&P Global Inc.	1,852	787,933
		1,644,590

Chemicals (3.4%)
Linde plc	1,373	637,511
The Sherwin-Williams Co.	2,374	824,561
		1,462,072

Diversified Financial Services (7.5%)
Adyen N.V. ADR [q]	77,177	1,305,063
Visa Inc., Class A	6,972	1,945,746
		3,250,809

Entertainment (1.2%)
Netflix Inc. [q]	861	522,911

Food & Staples Retailing (1.8%)
Costco Wholesale Corp.	1,057	774,390

Health Care Equipment & Supplies (2.8%)
Boston Scientific Corp. [q]	11,459	784,827
Intuitive Surgical Inc. [q]	1,062	423,834
		1,208,661

Health Care Providers & Services (2.0%)
UnitedHealth Group Inc.	1,783	882,050

Hotels, Restaurants & Leisure (2.9%)
Airbnb Inc., Class A [q]	3,270	539,419
Marriott International Inc., Class A	2,997	756,173
		1,295,592

Interactive Media & Services (7.5%)
Alphabet Inc., Class A [q]	21,768	3,285,444

IT Services (2.7%)
Akamai Technologies Inc. [q]	6,359	691,605
Cloudflare Inc., Class A [q]	4,925	476,888
		1,168,493

Life Sciences Tools & Services (4.0%)
Danaher Corp.	3,095	772,884
Thermo Fisher Scientific Inc.	1,693	983,989
		1,756,873

Machinery (2.4%)
Deere & Co.	2,509	1,030,547

Media (1.4%)
Charter Communications Inc., Class A [q]			2,132	619,623

Multiline Retail (6.2%)
Amazon.com Inc. [q]			14,955	2,697,583

Pharmaceuticals (4.4%)
AstraZeneca plc, ADR			9,611	651,145
Eli Lilly & Co.			1,641	1,276,632
				1,927,777

Professional Services (1.6%)
Equifax Inc.			2,666	713,208

Road & Rail (1.1%)
Old Dominion Freight Line Inc.			2,168	475,464

Semiconductors & Semiconductor Equipment (12.0%)
Advanced Micro Devices Inc. [q]			4,669	842,708
Applied Materials Inc.			4,012	827,395
Broadcom Inc.			705	934,414
NVIDIA Corp.			2,207	1,994,157
Taiwan Semiconductor Manufacturing Co. Ltd., ADR			4,818	655,489
				5,254,163

Software (21.5%)
Adobe Inc. [q]			1,255	633,273
Intuit Inc.			1,980	1,287,000
Microsoft Corp.			8,771	3,690,135
Palo Alto Networks Inc. [q]			1,395	396,362
Procore Technologies Inc. [q]			10,346	850,131
PTC Inc. [q]			5,079	959,626
Salesforce Inc. [q]			5,215	1,570,654
				9,387,181

Technology Hardware, Storage & Peripherals (3.0%)
Apple Inc.			7,507	1,287,300

Textiles, Apparel & Luxury Goods (1.6%)
LVMH Moët Hennessy Louis Vuitton, ADR			3,911	708,008

Trading Companies & Distributors (2.2%)
Ferguson plc			4,473	977,037

Total investment in equities (98.5%)
(cost $32,670,160)				42,976,947

Short-Term Securities	Interest Rate	Maturity Date	Principal Amount ($)	Market Value ($)

Time Deposits (1.3%)
Sumitomo, Tokyo	4.68%	04/01/2024	556,546	556,546

Total short-term securities (1.3%)
(cost $556,546)				556,546

Total securities (99.8%)

(cost $33,226,706)	43,533,493

Other assets and liabilities (0.2%)	78,378

Total net assets (100.0%)	43,611,871

q  This security is non-income producing.

plc  Public Limited Company

N.V.  Naamloze Vennootschap

ADR  American Depositary Receipt